                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

                 Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: December 31, 2006

                    Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2006

TOTAL RETURN FOR THE SIX MONTHS ENDED JUNE 30, 2006

                                                     LEHMAN         LIPPER
                                                   BROTHERS     CALIFORNIA
                                                 CALIFORNIA      MUNICIPAL
                                                     EXEMPT     DEBT FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)       INDEX(2)
   0.11%     0.13%       -0.12%      0.16%            0.36%          0.39%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

MARKET CONDITIONS

The pace of U.S. economic growth remained resilient during the first half of 2006 despite record oil prices and a slowdown in housing. Recently, the market has focused on the change in leadership at the Federal Reserve Board (the "Fed") and uncertainties created by inflationary pressures and forecasts of slower growth.

As investors had anticipated, the Fed continued to raise the federal funds target rate in 25 basis point increments at each of its four meetings in the first six months of 2006, bringing the rate to 5.25 percent as of June 29. Since June 2004, the Fed has raised the rate 17 consecutive times. Representative yields on two-year AAA-rated municipal bonds generally followed the federal funds target rate, rising 50 basis points, while yields on 30-year bonds rose only 25 basis points from 4.40 to 4.65 percent during the first half of 2006. Accordingly, the slope of the municipal yield curve continued to flatten as the spread (the difference between yields on short-term and long-term interest rates) narrowed.

Investors' quest for yield favored lower-quality bonds over high-grade issues and continued to keep credit spreads relatively tight. Credit spreads measure the incremental yield investors are willing to accept to assume additional credit risk. When credit spreads tighten, lower-quality issues typically outperform high-grade issues.

Reinvestment of an estimated $100 billion of bond maturities, calls and coupons for June, July and August strengthened demand for municipal bonds. Although municipal bond issuance picked up during the quarter, supply continued to lag last year's record pace. New issue volume in the first six months of 2006 declined by nearly 15 percent. Rising interest rates discouraged municipalities from refinancing debt and the pace of refunding activity slowed substantially. Bond issues backed by insurance had close to a 50 percent market share.

Sustained demand and declining supply helped municipal bonds outperform U.S. Treasuries with comparable maturities. As a result, the relative attractiveness of tax-exempt bonds ebbed and the 30-year municipal-to-Treasury yield ratio declined from 97 to 89 percent. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.

The State of California continued to lead the nation in municipal issuance. Although new volume dipped during 2006, declines were not as steep as the national average. California's municipal market benefited from the continued strengthening of its credit fundamentals. The near-term credit outlook for the state is stable. California's large and diverse economy continued to grow and employment gains were in line with the national average. On the fiscal front, a rebound in capital gain and stock option taxes contributed to higher revenues. While his popularity has ebbed, Governor Schwarzenegger has nonetheless made progress advancing a number of his municipal funding proposals. The state still faces challenges, however, with budget deficits, pension funding litigation and immigration issues among the most significant.

PERFORMANCE ANALYSIS

For the six-month period ended June 30, 2006, Morgan Stanley California Tax-Free Income Fund underperformed the Lehman Brothers California Exempt Index and the Lipper California Municipal Debt Funds Index, assuming no deduction of applicable sales charges.

The Fund made ongoing adjustments to its portfolio to reduce volatility during the year in anticipation of continued Fed tightening and generally higher interest rates. For example, a U.S. Treasury futures hedge was used to reduce the portfolio's duration.* At the end of June, the Fund's option-adjusted duration was 7.3 years. This duration positioning helped total returns when rates rose.

The Fund maintained its high-quality bias, with nearly 85 percent of the portfolio rated A or better. However, exposure to investment grade bonds rated BBB was modestly increased by purchases of tobacco securitization bonds in the industrial development/ pollution control sector. This had a positive impact on performance, as lower-rated issues outperformed. Reflecting a commitment to diversification, the Fund's net assets of approximately $527 million were invested among 13 long-term sectors and 68 credits.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Water & Sewer                                       21.7%
   Transportation                                      15.8
   Hospital                                            14.9
   General Obligation                                  10.7
   Tax Allocation                                       7.8

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             64.6%
   Aa/AA                                                4.4
   A/A                                                 15.6
   Baa/BBB                                             13.1
   Ba/BB or Less                                        1.9
   Not Rated                                            0.4

Data as of June 30, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, CALIFORNIA MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES.

FOR MORE INFORMATION ABOUT
PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE

MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of June 30, 2006


WEIGHTED AVERAGE MATURITY: 17 YEARS(A)

0-5                                                                                4
6-10                                                                              11
11-15                                                                             27
16-20                                                                             34
21-25                                                                             10
26-30                                                                              6
31+ Years                                                                          8

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of June 30, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2006(a)                                                                            2
2007                                                                               7
2008                                                                              12
2009                                                                               5
2010                                                                               2
2011                                                                              18
2012                                                                              10
2013                                                                              11
2014                                                                               6
2015                                                                              15
2016+                                                                             12

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.3%

2006(a)                                                                           5.9
2007                                                                              5.8
2008                                                                              5.4
2009                                                                              5.2
2010                                                                              6.0
2011                                                                              5.1
2012                                                                              5.0
2013                                                                              4.9
2014                                                                              5.5
2015                                                                              5.1
2016+                                                                             5.6

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 5.9% on 2% of the long-term portfolio that is callable in 2006.

     Portfolio structure is subject to change.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/11/84)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              CLFAX                     CLFBX                    CLFCX                    CLFDX
   1 YEAR                               0.68%(3)                  0.87%(3)                 0.20%(3)                 0.94%(3)
                                       (3.59)(4)                 (3.89)(4)                (0.75)(4)
   5 YEARS                              4.72(3)                   4.70(3)                  4.12(3)                  4.90(3)
                                        3.81(4)                   4.37(4)                  4.12(4)                    --
   10 YEARS                               --                      4.95(3)                    --                       --
                                          --                      4.95(4)                    --                       --
   SINCE INCEPTION                      4.51(3)                   6.87(3)                  4.02(3)                  4.77(3)
                                        4.01(4)                   6.87(4)                  4.02(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers California Exempt Index tracks the performance of California issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/06 -
                                                                     01/01/06            06/30/06             06/30/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (0.11% return).......................................         $1,000.00           $1,001.10              $4.22
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.58              $4.26
CLASS B
Actual (0.13% return).......................................         $1,000.00           $1,001.30              $3.32
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.47              $3.36
CLASS C
Actual (-0.12% return)......................................         $1,000.00           $  998.80              $6.69
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10              $6.76
CLASS D
Actual (0.16% return).......................................         $1,000.00           $1,001.60              $2.98
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.82              $3.01

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 0.85%, 0.67%, 1.35% and 0.60% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.88%, 0.70%, 1.38% and 0.63% for Class A, Class B, Class C and Class D shares, respectively.

   Because Class B shares incurred lower expenses under the Rule 12b-1 Plan of Distribution than did Class A shares for the six months ended June 30, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the Rule 12b-1 Plan of Distribution are higher than those payable by Class A shares.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board considered the impact on performance of the Fund's principal investment strategy and defensive investment strategy. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund's performance was acceptable.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (96.5%)
            General Obligation (10.7%)
            California,
$  5,000      Ser 1990................................................  7.00 %   08/01/07   $  5,167,650
   5,000      Ser 1990................................................  7.00     08/01/08      5,310,000
   3,210      Ser 1996 (Ambac)........................................  5.25     06/01/21      3,258,182
     535      Various Purpose Dtd 04/01/93 (FSA)......................  5.50     04/01/19        537,076
   5,000      Various Purpose Dtd 04/01/02............................  6.00     04/01/19      5,708,300
   5,000      Various Purpose Dtd 12/01/05............................  5.00     03/01/27      5,093,750
   2,000      Veterans Ser AT.........................................  9.50     02/01/10      2,348,480
   2,400      Veterans Ser BH (AMT) (FSA).............................  5.40     12/01/16      2,476,104
   3,000    Huntington Beach Union High School District, Ser 2004
              (FSA)...................................................  5.00     08/01/27      3,075,060
   5,000    Los Angeles, Ser 2004 A (MBIA)............................  5.00     09/01/24      5,150,050
   5,000    Los Angeles Unified School District, 2003 Ser A (FSA).....  5.25     07/01/20      5,292,650
   2,000    San Francisco City & County, Laguna Honda Hospital RITES
              PA 1387 (FSA)...........................................  7.504+++ 06/15/30      2,149,680
            Puerto Rico,
   8,000      Public Impr Ser 1999....................................  4.75     07/01/23      7,759,360
   3,000      Public Impr Ser 1999 (Secondary MBIA)...................  4.875    07/01/23      3,042,990
                                                                                            ------------
--------
                                                                                              56,369,332
  54,145
                                                                                            ------------
--------
            Educational Facilities Revenue (4.2%)
            California Educational Facilities Authority,
   2,000      California College of the Arts Ser 2005.................  5.00     06/01/35      1,956,520
   3,000      Mills College Ser 2005 A................................  5.00     09/01/29      3,012,510
   2,000      Pitzer College Ser 2005 A...............................  5.00     04/01/35      1,983,260
   2,000      University of Redlands Ser 2005 A.......................  5.00     10/01/35      1,992,220
   5,000      University of San Diego Ser 1998 (Ambac)................  5.00     10/01/22      5,131,400
   1,000    California Municipal Finance Authority, American Heritage
              Educational Foundation Ser 2006 A.......................  5.25     06/01/26      1,007,260
   2,000    San Diego County, Burnham Institute for Medical Research
              Ser 2006 COPs...........................................  5.00     09/01/34      1,965,140
   5,000    University California, Ser 2003 Q (FSA)...................  5.00     09/01/24      5,140,650
                                                                                            ------------
--------
                                                                                              22,188,960
  22,000
                                                                                            ------------
--------
            Electric Revenue (7.2%)
  25,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)...................................................  5.25     07/01/22     26,173,250
            Southern California Public Power Authority,
   3,500      Mead-Adelanto 1994 Ser A (Ambac)........................  6.67+++  07/01/15      3,991,540
   2,500      Mead-Phoenix 1994 Ser A (Ambac).........................  6.59+++  07/01/15      2,851,100

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,750      Transmission Refg Ser 2002 A (FSA)......................  5.25 %   07/01/18   $  2,910,023
   2,000    Puerto Rico Electric Power Authority, Power Ser II
              (MBIA)..................................................  5.375    07/01/19      2,137,820
                                                                                            ------------
--------
                                                                                              38,063,733
  35,750
                                                                                            ------------
--------
            Hospital Revenue (14.9%)
   8,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................  5.20     01/01/20      8,270,960
            California Health Facilities Financing Authority,
   4,000      Cedars-Sinai Medical Center Ser 2005....................  5.00     11/15/27      4,028,040
   5,000      Cedars-Sinai Medical Center Ser 2005....................  5.00     11/15/34      5,005,650
   2,000      Kaiser Permanente Ser 2006 A............................  5.25     04/01/39      2,043,480
   2,500      Sutter/CHS Ser 1996 A (MBIA)............................  5.875    08/15/16      2,555,600
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Hospital Ser 2001 A..............................  5.55     08/01/31      5,201,750
            California Statewide Communities Development Authority,
   5,000      Adventist Healthwest 2005 Ser A.........................  5.00     03/01/30      5,001,400
   1,595      Cedars-Sinai Medical Center Ser 1992 COPs...............  6.50     08/01/12      1,695,581
   3,000      Daughters of Charity Health Ser 2005 A..................  5.25     07/01/30      3,041,880
   1,630      Huntington Memorial Hospital Ser 2005...................  5.00     07/01/27      1,648,843
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................  5.25     04/01/19     14,257,880
   5,000    Loma Linda, Loma Linda University Medical Center Ser 2005
              A.......................................................  5.00     12/01/20      5,017,300
   7,500    Madera County, Valley Children's Hospital
              Ser 1995 COPs (MBIA)....................................  6.50     03/15/15      8,532,600
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 A COPs (MBIA)...................  5.25     07/01/17      4,126,160
   7,890    University California, UCLA Medical Center Ser 2004 A
              (Ambac).................................................  5.00     05/15/39      7,990,282
                                                                                            ------------
--------
                                                                                              78,417,406
  76,115
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (4.4%)
            California County Tobacco Securitization Agency,
   5,000      Los Angeles County Securitization Corporation, Ser
              2006....................................................  0.00++   06/01/28      3,924,200
   1,000      Merced County Tobacco Funding Corporation, Ser 2005 A...  5.25     06/01/45        984,460
   3,000      Sonoma County Securitization Corporation, Ser 2005......  5.125    06/01/38      2,930,760
   1,000      Sonoma County Securitization Corporation, Ser 2005......  5.25     06/01/45        984,460
   5,000    California Pollution Control Financing Authority, San
              Diego
              Gas & Electric Co 1996 Ser A............................  5.90     06/01/14      5,516,100
            Tobacco Securitization Authority of Northern California,
              Sacramento County Tobacco Securitization Corporation
   4,000      Ser 2006 A-1............................................  5.00     06/01/37      3,821,240
   5,000      Ser 2005 A-1............................................  5.50     06/01/45      5,043,600
                                                                                            ------------
--------
                                                                                              23,204,820
  24,000
                                                                                            ------------
--------

                       See Notes to Financial Statements
 14

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Multi-Family (0.4%)
$    350    California Housing Finance Agency, Rental II 1992 Ser B...  6.70 %   08/01/15   $    350,640
   2,000    Independent Cities Lease Financing Authority, San Juan
              Mobile Estates Ser 2006 A...............................  5.125    05/15/41      1,990,220
                                                                                            ------------
--------
                                                                                               2,340,860
   2,350
                                                                                            ------------
--------
            Mortgage Revenue -- Single Family (0.2%)
     630    California Housing Finance Agency, 1995 Ser B-2 (AMT).....  6.30..   08/01/24        631,203
            California Rural Home Financing Authority,
     125      1997 Ser A-2 (AMT)......................................  7.00     09/01/29        127,350
     100      Home 1998 Ser A (AMT)...................................  6.35     12/01/29        101,301
                                                                                            ------------
--------
                                                                                                 859,854
     855
                                                                                            ------------
--------
            Public Facilities Revenue (4.2%)
   4,000    Anaheim Public Financing Authority, 1997 Ser C (FSA)......  6.00     09/01/16      4,501,720
            California Public Works Board,
   2,000      Butterfield State Office 2005 Ser A.....................  5.25     06/01/30      2,063,860
  10,000      Department of Corrections Refg 1993 Ser A (Ambac).......  5.00     12/01/19     10,443,800
   1,010    Sacramento City Financing Authority, 2002 Ser A (FSA).....  5.25     12/01/17      1,069,974
   5,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac).................................................  0.00++   07/01/31      3,888,450
                                                                                            ------------
--------
                                                                                              21,967,804
  22,010
                                                                                            ------------
--------
            Tax Allocation Revenue (7.8%)
   1,500    Fontana Public Finance Authority, Ser 2003 A (Ambac)......  5.375    09/01/25      1,580,085
            Long Beach Bond Finance Authority,
   1,030      Downtown North Long Beach 2002 A (Ambac)................  5.375    08/01/19      1,098,639
     755      Downtown North Long Beach 2002 Ser A (Ambac)............  5.375    08/01/20        805,313
  20,000    Long Beach Financing Authority, Ser 1992 (Ambac)..........  6.00     11/01/17     22,444,800
   4,000    Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA).....  5.00     04/01/33      4,053,440
            San Jose Redevelopment Agency,
   8,000      Ser 1999 (Ambac)........................................  4.75     08/01/23      8,016,720
   3,000      Merged Area Ser 2002 (MBIA).............................  5.00     08/01/32      3,040,860
                                                                                            ------------
--------
                                                                                              41,039,857
  38,285
                                                                                            ------------
--------
            Transportation Facilities Revenue (15.8%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................  5.25     10/01/21     10,437,000
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge
              2001 Ser D..............................................  5.00     04/01/18      4,138,080
            Foothill/Eastern Transportation Corridor Agency,
   5,000      Toll Road Ser 1999 (MBIA)...............................  5.125    01/15/19      5,207,900
  14,000      Toll Road Ser 1999......................................  0.00++   01/15/23     12,246,640
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........  5.50     07/01/11      5,160,100

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Port of Oakland,
$  5,200      Ser 2002 M (FGIC).......................................  5.25 %   11/01/19   $  5,516,992
   2,000      Ser 2002 M (FGIC).......................................  5.25     11/01/20      2,110,080
   5,000    San Francisco Airports Commission, San Francisco Int'l
              Airport Second Ser Refg Issue 27B (FGIC)................  5.125    05/01/26      5,138,550
   9,500    San Francisco Bay Area Rapid Transit District, Sales Tax
              Ser 1998 (Ambac)........................................  4.75     07/01/23      9,558,425
            San Joaquin Hills Transportation Corridor Agency,
   6,000      Toll Road Refg Ser 1997 A (MBIA)........................  0.00     01/15/15      4,085,580
  10,000      Toll Road Senior Lien Ser 1993..........................  5.00     01/01/33      9,394,200
  10,000    San Jose, Airport Ser 2001 A (FGIC).......................  5.00     03/01/25     10,146,800
                                                                                            ------------
--------
                                                                                              83,140,347
  85,700
                                                                                            ------------
--------
            Water & Sewer Revenue (21.7%)
  20,000    California Department of Water Resources, Center Valley
              Ser Y (FGIC)............................................  5.00     12/01/25     20,516,400
   4,000    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................  4.75     09/01/23      4,025,320
  10,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)..................................................  5.00     06/01/26     10,173,900
   8,000    Eastern Municipal Water District, Water & Sewer Refg Ser
              1998 A COPs (FGIC)......................................  4.75     07/01/23      8,012,960
            Los Angeles Department of Water & Power,
   5,000      Water 2001 Ser A........................................  5.125    07/01/41      5,063,550
   5,000      Water 2003 Ser A (FGIC).................................  5.00     07/01/43      5,057,350
  20,000    Los Angeles Wastewater, Refg Ser 2003 B (FSA).............  5.00     06/01/22     20,588,200
   5,000    San Diego County Water Authority, Ser 2004 A COPs (FSA)...  5.00     05/01/29      5,098,050
  10,000    San Diego Public Facilities Authority, Sewer Ser 1993 A...  5.25     05/15/20     10,003,500
  10,000    Sacramento Financing Authority, Water & Capital
              Improvement 2001 Ser A (Ambac)..........................  5.00     12/01/26     10,173,900
            San Francisco Public Utilities Commission,
   5,650      Water 2002 Ser A (MBIA).................................  5.00     11/01/20      5,830,630
   4,525      Water 1996 Ser A........................................  5.00     11/01/21      4,560,883
   5,000    West Basin Municipal Water District, Refg Ser 2003 A COPs
              (MBIA)..................................................  5.00     08/01/30      5,084,800
                                                                                            ------------
--------
                                                                                             114,189,443
 112,175
                                                                                            ------------
--------
            Other Revenue (2.9%)
  10,000    California Economic Recovery, Ser 2004 A..................  5.00     07/01/16     10,467,800
            Golden State Tobacco Securitization Corporation,
   1,000      Enhanced Asset Backed Ser 2005 A (Ambac)................  5.00     06/01/21      1,037,710
   4,000      Enhanced Asset Backed Ser 2005 A........................  5.00     06/01/45      3,989,600
                                                                                            ------------
--------
                                                                                              15,495,110
  15,000
                                                                                            ------------
--------

                       See Notes to Financial Statements
 16

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Refunded (2.1%)
$ 10,000    California Department of Water Resources, Power Supply Ser
--------      2002 A**................................................  5.375%   05/01/12+  $ 10,854,500
                                                                                            ------------
 498,385    Total California Tax-Exempt Municipal Bonds (Cost $489,452,454)..............    508,132,026
                                                                                            ------------
--------
            Short-Term California Tax-Exempt Municipal Obligations (2.3%)
     900    California Department of Water Resources, Power Supply Ser
              2002 B (Demand 07/03/06)................................  3.90*    05/01/22        900,000
   1,500    California Health Facilities Financing Authority,
              Adventist Health/ West 1998 Ser B (MBIA) (Demand
              07/03/06)...............................................  3.93*    09/01/28      1,500,000
      35    California Rural Home Financing Authority, Home 1997 Ser
              D-CL 5 (AMT) (Called for redemption 08/01/06)...........  6.70     05/01/29         35,561
   4,900    Metropolitan Water District of Southern California, Water
              2000 Ser B-1 (Demand 07/03/06)..........................  3.91*    07/01/35      4,900,000
   1,750    Newport Beach, Hoag Memorial Hospital Presbyterian 1992
              Ser (Demand 07/03/06)...................................  3.88*    10/01/22      1,750,000
   3,000    Pittsburg Redevelopment Agency, Los Medanos, 2004 Ser A
              (Ambac) (Demand 07/03/06)...............................  3.99*    09/01/35      3,000,000
                                                                                            ------------
--------
  12,085    Total Short-Term California Tax-Exempt Municipal Obligations (Cost
            $12,087,835).................................................................     12,085,561
                                                                                            ------------
--------
$510,470    Total Investments (Cost $501,540,289) (a) (b)......................    98.8%     520,217,587
========
            Other Assets in Excess of Liabilities..............................     1.2        6,375,175
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $526,592,762
                                                                                  =====     ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) continued

---------------------

 AMT     Alternative Minimum Tax.
 COPs    Certificates of Participation.
 RITES   Residual Interest Tax-Exempt Security. (Illiquid security).
 *       Current coupon of variable rate demand obligation.
 **      A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $145,000.
 +       Prerefunded to call date shown.
 ++      Security is a "step-up" bond where the coupon increases on a predetermined date.
 +++     Current coupon rate for inverse floating rate municipal
         obligations. This rate resets periodically as the auction
         rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
         $8,992,320 which represents 1.7% of net assets.
 (a)     Securities have been designated as collateral in an amount equal to $31,158,126 in connection with open futures
         contracts.
 (b)     The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $20,521,305 and the aggregate gross unrealized depreciation is $1,460,210, resulting in net unrealized appreciation of $19,061,095.

Bond Insurance:
---------------
 Ambac   Ambac Assurance Corporation.
 FGIC    Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
 MBIA    Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JUNE 30, 2006:

NUMBER OF                   DESCRIPTION, DELIVERY     UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR         AMOUNT AT VALUE   APPRECIATION
-------------------------------------------------------------------------------------
   100         Short     U.S. Treasury Notes 10 Year
                               September 2006          $(10,485,938)      $ 37,224
   200         Short     U.S. Treasury Notes 5 Year
                               September 2006           (20,681,250)        97,889
                                                                          --------
            Total Unrealized Appreciation............................     $135,113
                                                                          ========

                       See Notes to Financial Statements
 18

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (unaudited)

Assets:
Investments in securities, at value
 (cost $501,540,289).....................  $520,217,587
Cash.....................................     2,348,040
Receivable for:
    Interest.............................     6,978,425
    Shares of beneficial interest sold...        50,512
    Investments sold.....................        30,827
Receivable from affiliate................        81,698
Prepaid expenses and other assets........        25,655
                                           ------------
    Total Assets.........................   529,732,744
                                           ------------
Liabilities:
Payable for:
    Investments purchased................     2,256,534
    Investment advisory fee..............       195,293
    Shares of beneficial interest
     redeemed............................       167,524
    Distribution fee.....................       166,762
    Dividends to shareholders............       122,356
    Variation margin.....................        92,187
    Administration fee...................        35,017
    Transfer agent fee...................         8,488
Accrued expenses and other payables......        95,821
                                           ------------
    Total Liabilities....................     3,139,982
                                           ------------
    Net Assets...........................  $526,592,762
                                           ============
Composition of Net Assets:
Paid-in-capital..........................  $505,434,995
Net unrealized appreciation..............    18,812,411
Accumulated undistributed net investment
 income..................................       446,898
Accumulated undistributed net realized
 gain....................................     1,898,458
                                           ------------
    Net Assets...........................  $526,592,762
                                           ============
Class A Shares:
Net Assets...............................  $314,265,480
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    26,345,793
    Net Asset Value Per Share............        $11.93
                                           ============
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net
    asset value).........................        $12.46
                                           ============
Class B Shares:
Net Assets...............................  $137,462,637
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    11,451,132
    Net Asset Value Per Share............        $12.00
                                           ============
Class C Shares:
Net Assets...............................   $24,369,559
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     2,031,083
    Net Asset Value Per Share............        $12.00
                                           ============
Class D Shares:
Net Assets...............................   $50,495,086
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     4,220,451
    Net Asset Value Per Share............        $11.96
                                           ============

Statement of Operations
For the six months ended June 30, 2006 (unaudited)

Net Investment Income:
Interest Income..........................  $ 13,514,631
                                           ------------
Expenses
Investment advisory fee..................     1,275,325
Distribution fee (Class A shares)........       397,220
Distribution fee (Class B shares)........        47,141
Distribution fee (Class C shares)........        94,948
Administration fee.......................       218,128
Transfer agent fees and expenses.........        96,343
Shareholder reports and notices..........        41,298
Professional fees........................        30,360
Custodian fees...........................        12,640
Trustees' fees and expenses..............         7,303
Registration fees........................         3,314
Other....................................        31,410
                                           ------------
    Total Expenses.......................     2,255,430

Less: amounts waived/reimbursed..........       (67,830)

Less: expense offset.....................       (12,328)
                                           ------------
    Net Expenses.........................     2,175,272
                                           ------------
    Net Investment Income................    11,339,359
                                           ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments..............................     1,280,746
Futures contracts........................       678,732
                                           ------------
    Net Realized Gain....................     1,959,478
                                           ------------
Net Change in Unrealized Appreciation/
Depreciation on:
Investments..............................   (12,738,812)
Futures contracts........................       223,047
                                           ------------
    Net Depreciation.....................   (12,515,765)
                                           ------------
    Net Loss.............................   (10,556,287)
                                           ------------
Net Increase.............................  $    783,072
                                           ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2006   DECEMBER 31, 2005
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 11,339,359      $ 25,348,818
Net realized gain...........................................     1,959,478         9,687,312
Net change in unrealized appreciation/depreciation..........   (12,515,765)      (13,777,338)
                                                              ------------      ------------
    Net Increase............................................       783,072        21,258,792
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................    (6,586,886)       (9,719,215)
    Class B shares..........................................    (3,187,092)      (12,140,918)
    Class C shares..........................................      (457,864)         (968,237)
    Class D shares..........................................    (1,140,389)       (2,455,372)
Net realized gain
    Class A shares..........................................       --             (5,480,668)
    Class B shares..........................................       --             (2,674,136)
    Class C shares..........................................       --               (436,485)
    Class D shares..........................................       --               (895,913)
                                                              ------------      ------------
    Total Dividends and Distributions.......................   (11,372,231)      (34,770,944)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (32,219,197)      (48,234,063)
                                                              ------------      ------------
    Net Decrease............................................   (42,808,356)      (61,746,215)
Net Assets:
Beginning of period.........................................   569,401,118       631,147,333
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $446,898 and $479,770, respectively).....................  $526,592,762      $569,401,118
                                                              ============      ============

                       See Notes to Financial Statements
 20

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million; 0.445% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.42% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.37% to the portion of the daily net assets in excess of $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no expenses as of June 30, 2006.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

For the six months ended June 30, 2006, the distribution fee was accrued for Class B shares at the annual rate of 0.07%. At June 30, 2006, included in the Statement of Assets and Liabilities, is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $98,210 and $284, respectively and received $57,739 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006 aggregated $19,128,340 and $55,183,882, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,662. At June 30, 2006, the Fund had an accrued pension liability of $62,639 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                        JUNE 30, 2006                 DECEMBER 31, 2005
                                                  -------------------------       --------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   ------------
CLASS A SHARES
Sold............................................     231,012   $  2,791,129           510,370   $  6,347,742
Conversion from Class B.........................     894,934     10,791,004        26,881,166    333,835,771
Reinvestment of dividends and distributions.....     290,796      3,507,038           709,137      8,718,752
Redeemed........................................  (2,195,669)   (26,529,176)       (2,517,480)   (31,217,088)
                                                  ----------   ------------       -----------   ------------
Net increase (decrease) - Class A...............    (778,927)    (9,440,005)       25,583,193    317,685,177
                                                  ----------   ------------       -----------   ------------
CLASS B SHARES
Sold............................................     158,780      1,928,971           636,974      7,964,926
Conversion to Class A...........................    (889,299)   (10,791,004)      (26,729,720)  (333,835,771)
Reinvestment of dividends and distributions.....     108,869      1,321,456           545,578      6,775,281
Redeemed........................................    (934,768)   (11,372,106)       (3,444,670)   (43,042,005)
                                                  ----------   ------------       -----------   ------------
Net decrease - Class B..........................  (1,556,418)   (18,912,683)      (28,991,838)  (362,137,569)
                                                  ----------   ------------       -----------   ------------
CLASS C SHARES
Sold............................................      38,862        474,089           223,514      2,798,084
Reinvestment of dividends and distributions.....      21,978        266,623            73,982        915,630
Redeemed........................................    (186,283)    (2,263,484)         (338,227)    (4,230,339)
                                                  ----------   ------------       -----------   ------------
Net decrease - Class C..........................    (125,443)    (1,522,772)          (40,731)      (516,625)
                                                  ----------   ------------       -----------   ------------
CLASS D SHARES
Sold............................................      99,773      1,208,407           211,330      2,634,719
Reinvestment of dividends and distributions.....      51,543        623,553           154,996      1,915,329
Redeemed........................................    (345,184)    (4,175,697)         (628,321)    (7,815,094)
                                                  ----------   ------------       -----------   ------------
Net decrease - Class D..........................    (193,868)    (2,343,737)         (261,995)    (3,265,046)
                                                  ----------   ------------       -----------   ------------
Net decrease in Fund............................  (2,654,656)  $(32,219,197)       (3,711,371)  $(48,234,063)
                                                  ==========   ============       ===========   ============

6. Expense Offset

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) continued

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of discounts on debt securities.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                            FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED           -----------------------------------------------------------------
                                         JUNE 30, 2006            2005           2004          2003          2002          2001
                                         -------------          ---------      --------      --------      --------      --------
                                          (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period...      $12.16               $12.46        $12.58        $12.68        $12.34        $12.49
                                             ------               ------        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income..............        0.25                 0.52          0.54          0.55          0.57          0.57
    Net realized and unrealized gain
    (loss).............................       (0.23)               (0.10)        (0.02)        (0.01)         0.44         (0.10)
                                             ------               ------        ------        ------        ------        ------
Total income from investment
 operations............................        0.02                 0.42          0.52          0.54          1.01          0.47
                                             ------               ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income..............       (0.25)               (0.51)        (0.53)        (0.55)        (0.57)        (0.58)
    Net realized gain..................      --                    (0.21)        (0.11)        (0.09)        (0.10)        (0.04)
                                             ------               ------        ------        ------        ------        ------
Total dividends and distributions......       (0.25)               (0.72)        (0.64)        (0.64)        (0.67)        (0.62)
                                             ------               ------        ------        ------        ------        ------
Net asset value, end of period.........      $11.93               $12.16        $12.46        $12.58        $12.68        $12.34
                                             ======               ======        ======        ======        ======        ======
Total Return+..........................        0.11%(2)             3.44%         4.26%         4.31%         8.37%         3.90%
Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)...............................        0.85%(3)(4)          0.86%(4)      0.81%         0.78%         0.80%         0.80%
Net investment income..................        4.11%(3)(4)          4.11%(4)      4.29%         4.34%         4.53%         4.62%
Supplemental Data:
Net assets, end of period, in
 thousands.............................    $314,265             $329,938       $19,203       $17,422       $20,775       $17,147
Portfolio turnover rate................           4%(2)               23%           10%           11%           12%           13%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:




                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
           June 30, 2006            0.88%               4.08%
         December 31, 2005          0.87                4.10

                       See Notes to Financial Statements
 28

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                      FOR THE SIX                              FOR THE YEAR ENDED DECEMBER 31,
                                     MONTHS ENDED           ---------------------------------------------------------------------
                                     JUNE 30, 2006            2005           2004           2003           2002           2001
                                     -------------          ---------      ---------      ---------      ---------      ---------
                                      (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $12.24               $12.52         $12.65         $12.75         $12.42         $12.57
                                         ------               ------         ------         ------         ------         ------
Income (loss) from investment
 operations
    Net investment income..........        0.26                 0.54           0.54           0.55           0.56           0.55
    Net realized and unrealized
    gain (loss)....................       (0.24)               (0.08)         (0.02)         (0.02)          0.42          (0.11)
                                         ------               ------         ------         ------         ------         ------
Total income from investment
 operations........................        0.02                 0.46           0.52           0.53           0.98           0.44
                                         ------               ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income..........       (0.26)               (0.53)         (0.54)         (0.54)         (0.55)         (0.55)
    Net realized gain..............          --                (0.21)         (0.11)         (0.09)         (0.10)         (0.04)
                                         ------               ------         ------         ------         ------         ------
Total dividends and
 distributions.....................       (0.26)               (0.74)         (0.65)         (0.63)         (0.65)         (0.59)
                                         ------               ------         ------         ------         ------         ------
Net asset value, end of period.....      $12.00               $12.24         $12.52         $12.65         $12.75         $12.42
                                         ======               ======         ======         ======         ======         ======
Total Return+......................        0.13%(2)             3.74%          4.22%          4.27%          8.13%          3.56%
Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)...........................        0.67%(3)(5)          0.68%(5)       0.78%(4)       0.83%(4)       0.93%(4)       1.04%(4)
Net investment income..............        4.29%(3)(5)          4.29%(5)       4.32%(4)       4.29%(4)       4.40%(4)       4.38%(4)
Supplemental Data:
Net assets, end of period, in
 thousands.........................    $137,463             $159,221       $526,026       $599,737       $682,046       $696,481
Portfolio turnover rate............           4%(2)               23%            10%            11%            12%            13%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  If the Fund had borne all of its expenses that were reimbursed by the Distributor, the annualized expense and net investment income ratios would have been as follows:




                                EXPENSE      NET INVESTMENT
           PERIOD ENDED         RATIO        INCOME RATIO
         -----------------       ----             ----
         December 31, 2004       1.03%            4.07%
         December 31, 2003       1.35             3.77
         December 31, 2002       1.35             3.98
         December 31, 2001       1.34             4.06




    (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and
         Administrator, the annualized expense and net investment income ratios would have been as follows:




                                EXPENSE      NET INVESTMENT
           PERIOD ENDED         RATIO        INCOME RATIO
         -----------------       ----             ----
           June 30, 2006         0.70%            4.26%
         December 31, 2005       0.69             4.28

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                           FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED           ----------------------------------------------------------------
                                          JUNE 30, 2006            2005          2004          2003          2002          2001
                                          -------------          --------      --------      --------      --------      --------
                                           (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....      $12.23              $12.52        $12.65        $12.74        $12.42        $12.57
                                              ------              ------        ------        ------        ------        ------
Income (loss) from investment
 operations:
    Net investment income...............        0.22                0.45          0.47          0.48          0.50          0.51
    Net realized and unrealized gain
    (loss)..............................       (0.23)              (0.08)        (0.02)         0.00          0.42         (0.11)
                                              ------              ------        ------        ------        ------        ------
Total income (loss) from investment
 operations.............................       (0.01)               0.37          0.45          0.48          0.92          0.40
                                              ------              ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income...............       (0.22)              (0.45)        (0.47)        (0.48)        (0.50)        (0.51)
    Net realized gain...................      --                   (0.21)        (0.11)        (0.09)        (0.10)        (0.04)
                                              ------              ------        ------        ------        ------        ------
Total dividends and distributions.......       (0.22)              (0.66)        (0.58)        (0.57)        (0.60)        (0.55)
                                              ------              ------        ------        ------        ------        ------
Net asset value, end of period..........      $12.00              $12.23        $12.52        $12.65        $12.74        $12.42
                                              ======              ======        ======        ======        ======        ======
Total Return+...........................       (0.12)%(2)           2.97%         3.61%         3.80%         7.59%         3.33%
Ratios To Average Net Assets(1):
Total expenses (before expense
 offset)................................        1.35%(3)(4)         1.36%(4)      1.36%         1.35%         1.35%         1.34%
Net investment income...................        3.61%(3)(4)         3.61%(4)      3.74%         3.77%         3.98%         4.09%
Supplemental Data:
Net assets, end of period, in
  thousands.............................     $24,370             $26,385       $27,519       $26,435       $25,825       $16,745
Portfolio turnover rate.................           4%(2)              23%           10%           11%           12%           13%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:




                                EXPENSE      NET INVESTMENT
           PERIOD ENDED         RATIO        INCOME RATIO
         -----------------       ----             ----
           June 30, 2006         1.38%            3.58%
         December 31, 2005       1.37             3.60

                       See Notes to Financial Statements
 30

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX                   FOR THE YEAR ENDED DECEMBER 31,
                                                  MONTHS ENDED       -------------------------------------------------------
                                                  JUNE 30, 2006        2005          2004       2003       2002       2001
                                                  -------------      --------      --------   --------   --------   --------
                                                   (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period............      $12.20          $12.49        $12.61     $12.71     $12.39     $12.53
                                                      ------          ------        ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income.......................        0.26            0.54          0.56       0.57       0.60       0.60
    Net realized and unrealized gain (loss).....       (0.24)          (0.08)        (0.01)     (0.01)      0.41      (0.10)
                                                      ------          ------        ------     ------     ------     ------
Total income from investment operations.........        0.02            0.46          0.55       0.56       1.01       0.50
                                                      ------          ------        ------     ------     ------     ------
Less dividends and distributions from:
    Net investment income.......................       (0.26)          (0.54)        (0.56)     (0.57)     (0.59)     (0.60)
    Net realized gain...........................      --               (0.21)        (0.11)     (0.09)     (0.10)     (0.04)
                                                      ------          ------        ------     ------     ------     ------
Total dividends and distributions...............       (0.26)          (0.75)        (0.67)     (0.66)     (0.69)     (0.64)
                                                      ------          ------        ------     ------     ------     ------
Net asset value, end of period..................      $11.96          $12.20        $12.49     $12.61     $12.71     $12.39
                                                      ======          ======        ======     ======     ======     ======
Total Return+...................................        0.16%(2)        3.74%         4.48%      4.50%      8.41%      4.12%
Ratios To Average Net Assets(1):
Total expenses (before expense offset)..........        0.60%(3)(4)     0.61%(4)      0.61%      0.60%      0.60%      0.59%
Net investment income...........................        4.36%(3)(4)     4.36%(4)      4.49%      4.52%      4.73%      4.84%
Supplemental Data:
Net assets, end of period, in thousands.........     $50,495         $53,857       $58,399    $66,143    $75,332    $83,638
Portfolio turnover rate.........................           4%(2)          23%           10%        11%        12%        13%

---------------------

     +   Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and
         Administrator, the annualized expense and net investment income ratios would have been as follows:

                                EXPENSE      NET INVESTMENT
           PERIOD ENDED         RATIO        INCOME RATIO
         -----------------       ----             ----
           June 30, 2006         0.63%            4.33%
         December 31, 2005       0.62             4.35

                                                                              31
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
            California Tax-Free
Income Fund

Semiannual Report
June 30, 2006

[MORGAN STANLEY LOGO]

CLFSAR-37900RPT-RA06-00724P-Y06/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006


                                       3